UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	4/30
Date of reporting period:	10/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE IN FORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund, covering the six-month period from May 1, 2018 through October 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The pattern of synchronized growth that characterized the global economy during 2017 gave way early in 2018 to a more uneven performance. While the U.S. economy remained strong, and Japan rebounded from a weak first quarter, growth in Europe slowed. Overall, global economic activity moderated as the reporting period progressed.

In this environment, returns in global equities markets were flat to down. U.S. stocks eked out modest gains, declining from highs set earlier in the reporting period despite trade tensions and rising interest rates. Earnings remained robust as corporations continued to benefit from the corporate tax cut enacted last year. Growth stocks outpaced value stocks, and large caps edged out small caps. In contrast to the U.S. market, stocks in other developed markets experienced greater declines, while in emerging markets equities continued to reflect economic fragility and the currency crises in Turkey and Argentina.

In fixed income, performance was generally muted. Rising short-term interest rates led to returns that were largely flat to down in most segments. The yield on the 10-year Treasury surged as U.S. growth remained strong and employment data continued to improve, but concerns about trade tensions and the global economy kept the yield from rising further.

We expect robust U.S. growth and healthy earnings to persist over the near term, but with the economic expansion now the second longest on record, we will continue to monitor the data for any signs of recession. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
November 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2018 through October 31, 2018, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2018, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 0.39%, Class C shares returned 0.08%, Class I shares returned 0.51%, Class Y shares returned 0.52%, and Class Z shares returned 0.51%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Connecticut, achieved a total return of 0.46% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund’s Class I, Class Y, and Class Z shares outperformed the Index, in part due to sector allocation decisions.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics and Interest-Rate Volatility Drove Municipal Bonds

Market weakness abated early in the reporting period as municipal bonds rebounded, supported by strong seasonal reinvestment demand and very manageable new-issue supply levels. Demand from individuals in high-tax states increased significantly as the search for immunization against the newly imposed tax restrictions on state and local tax deductions provided a catalyst. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as companies perceive less of a need to seek out tax-advantaged investments in

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

the wake of lower tax rates. As the economy remains strong, tax revenues continue to support the underlying financial conditions of many municipalities, reducing the perceived risk of lending money to these entities.

Inflationary pressures accumulated during the reporting period. In late August 2018, rates rose across the curve and volatility reentered the picture, creating a headwind for many areas of the fixed income market, particularly higher-duration securities. In September 2018, supportive factors started to diminish due to less reinvestment and growing concern over tightening employment markets and increasing inflation. The U.S. Federal Reserve (the “Fed”) raised interest rates twice during the reporting period. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the market.

Connecticut has historically struggled with lower-than-expected tax receipts and heavy pension funding shortfalls that resulted in credit-rating downgrades of the state’s debt. However, we are optimistic about the probability of pension fund reform being passed by Connecticut’s newly elected officials. A reduction in unfunded pension liability may improve the credit profile of the state.

Revenue Sector Bias and Investor Preference for Low Quality Drives Returns

The fund’s relative performance was boosted by several factors. First, duration and yield curve positioning were beneficial. The fund was long duration. It was also overweight in 10-year maturity debt, which rallied during the period. Second, investors’ preference for lower-quality, higher-yielding debt helped performance. Connecticut debt outperformed the general market index as it is one of the lower-rated states, and its financials have been improving due to an increase in tax receipts and reserves. The fund was also overweighted in lower-quality BBB and A rated debt, which outperformed during the period. Finally, the fund had an emphasis on revenue sectors such as hospitals, education, and tobacco bonds, which did well during the reporting period.

Conversely, the fund’s performance was constrained by exposure to the longer end of the maturity spectrum. In particular, an overweight to bonds with a 30-year maturity underperformed short-maturity securities. In addition, an underweight to outperforming five-year bonds also hurt relative results. An allocation to essential service revenue bonds also weighed on performance. These bonds tend to be higher quality in nature and did not participate in some of the appreciation that benefited other sectors during the reporting period. Among these were special tax bonds, high-quality health care bonds, as well as water and sewer bonds.

A Constructive Investment Posture

We expect interest rates to continue to rise throughout the next year. As we approach the conclusion of 2018, we expect the supply-and-demand dynamics supporting the price of municipal bonds to improve as demand increases due to the investment of semiannual coupon payments. Higher interest rates could also foster more retail demand. Furthermore, municipal bonds offer high yield ratios when compared to Treasuries, which should also provide price support going forward. These demand factors should mitigate the effects of

4

declining institutional demand, including sales by banks. We will continue to monitor the situation as it develops.

Given this environment, we continue to maintain a constructive investment posture. This means keeping the fund’s average duration close to the benchmark, using market pullbacks to strategically add to our A and BBB rated bonds, and seeking opportunity in attractive segments of the yield curve.

November 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.85	$8.83	$3.64	$3.54	$3.84
Ending value (after expenses)	$1,003.90	$1,000.80	$1,005.10	$1,005.20	$1,005.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.89	$8.89	$3.67	$3.57	$3.87
Ending value (after expenses)	$1,020.37	$1,016.38	$1,021.58	$1,021.68	$1,021.37

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.75% for Class C, .72% for Class I, .70% for Class Y and .76% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7%
Connecticut - 96.3%
Connecticut, GO	5.00	11/1/2028	5,000,000	5,245,050
Connecticut, GO	5.00	10/15/2025	1,645,000	1,783,525
Connecticut, GO	5.00	11/1/2027	5,000,000	5,256,750
Connecticut, GO	5.00	11/1/2031	2,500,000	2,608,725
Connecticut, GO	5.00	3/1/2026	5,000,000	5,427,450
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	4.00	9/1/2035	5,000,000	5,036,600
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	8/1/2034	3,000,000	3,243,840
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	10/1/2024	2,730,000	3,010,480
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	12/1/2021	1,500,000	1,607,730
Connecticut, State Revolving Fund General Revenue Bonds	5.00	7/1/2024	1,000,000	1,096,540
Connecticut Development Authority, PCR (The Connecticut Light and Power Company Project)	4.38	9/1/2028	3,900,000	4,076,748
Connecticut Development Authority, Water Facilities Revenue Bonds (Aquarion Water Company of Connecticut Project)	5.50	4/1/2021	4,500,000	4,810,950
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Ascension Health Senior Credit Group)	5.00	11/15/2040	10,000,000	10,238,500
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Bridgeport Hospital Issue)	5.00	7/1/2025	3,625,000	3,932,327

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - 96.3% (continued)
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Connecticut College Issue)	4.00	7/1/2046	2,000,000		1,900,280
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Fairfield University Issue)	5.00	7/1/2046	1,000,000		1,072,900
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Greenwich Academy Issue) (Insured; Assured Guaranty Municipal Corp.)	5.25	3/1/2032	9,880,000		11,672,528
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Issue)	5.00	7/1/2041	2,000,000		2,086,980
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Issue)	5.00	7/1/2032	1,000,000		1,051,320
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Issue)	5.00	7/1/2045	2,500,000		2,616,550
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Issue)	5.00	7/1/2027	3,265,000		3,568,874
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/2046	1,000,000	[a]	1,010,260
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Healthcare Facility Expansion Issue - Church Home of Hartford Inc., Project)	5.00	9/1/2053	1,500,000	[a]	1,499,895
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Loomis Chaffee School Issue) (Insured; AMBAC)	5.25	7/1/2028	1,760,000		2,077,046
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Quinnipiac University Issue)	5.00	7/1/2036	200,000		217,760

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - 96.3% (continued)
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Quinnipiac University Issue)	5.00	7/1/2036	5,000,000	5,442,100
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Quinnipiac University Issue)	5.00	7/1/2045	3,000,000	3,219,150
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Stamford Hospital Issue)	4.00	7/1/2046	2,000,000	1,854,500
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Stamford Hospital Issue)	5.00	7/1/2030	6,750,000	6,997,320
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Trinity Health Credit Group)	5.00	12/1/2045	7,500,000	8,139,150
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Western Connecticut Health Network Issue)	5.38	7/1/2041	1,000,000	1,055,590
Connecticut Health and Educational Facilities Authority, Revenue Bonds (Yale New Haven Health Issue)	5.00	7/1/2027	3,960,000	4,415,440
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University)	5.00	7/1/2032	1,000,000	1,112,010
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University)	5.00	7/1/2042	2,000,000	2,149,660
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven) Ser. K-1	5.00	7/1/2036	1,000,000	1,073,640
Connecticut Health and Educational Facilities Authority, State Supported Child Care Revenue Bonds	5.00	7/1/2025	1,490,000	1,575,884
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue Bonds (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/2021	1,450,000	1,527,938

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - 96.3% (continued)
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue Bonds (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/2022	1,400,000		1,491,952
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue Bonds (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/2023	1,400,000		1,503,530
Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds	5.00	1/1/2038	3,000,000		3,231,870
Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds	5.00	1/1/2022	1,505,000		1,626,830
Connecticut Revolving Fund, General Revenue Bonds (Green Bonds)	5.00	3/1/2029	2,500,000		2,851,175
Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds	5.00	1/1/2042	3,000,000		3,193,710
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project)	5.50	1/1/2020	3,195,000		3,245,257
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue Bonds	5.00	8/15/2029	1,500,000		1,657,365
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue Bonds	5.00	8/15/2027	1,250,000		1,390,263
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue Bonds	5.00	8/15/2026	700,000		782,894
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	5.00	8/15/2035	25,000		25,064
Harbor Point Infrastructure Improvement District, Special Obligation Revenue Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[a]	4,133,000

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - 96.3% (continued)
Hartford County Metropolitan District, Clean Water Project Revenue Bonds	5.00	4/1/2031	3,510,000	3,763,211
Hartford County Metropolitan District, Clean Water Project Revenue Bonds (Green Bonds)	5.00	11/1/2042	2,000,000	2,164,400
Metropolitan District/The, GO	5.00	7/15/2034	2,065,000	2,303,466
New Britain, GO (Insured; Assured Guaranty Corp.)	5.00	4/1/2024	3,600,000	3,939,120
New Haven City, GO	5.00	8/15/2026	610,000	683,981
New Haven City, GO	5.00	8/15/2027	750,000	831,728
Norwalk, GO	5.00	7/15/2024	1,000,000	1,096,400
South Central Connecticut Regional Water Authority, Water System Revenue Bonds	5.00	8/1/2033	1,500,000	1,619,325
South Central Connecticut Regional Water Authority, Water System Revenue Bonds	5.00	8/1/2027	3,000,000	3,339,330
South Central Connecticut Regional Water Authority, Water System Revenue Bonds	5.00	8/1/2039	1,500,000	1,628,340
South Central Connecticut Regional Water Authority, Water System Revenue Bonds	5.00	8/1/2032	1,370,000	1,481,532
South Central Connecticut Regional Water Authority, Water System Revenue Bonds	5.00	8/1/2037	3,430,000	3,810,730
South Central Connecticut Regional Water Authority, Water System Revenue Bonds	5.00	8/1/2038	3,500,000	3,878,420
South Central Connecticut Regional Water Authority, Water System Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/2024	1,000,000	1,145,750
South Central Connecticut Regional Water Authority, Water Systems Revenue Bonds, Refunding (Thirty Third)	5.00	8/1/2041	2,445,000	2,734,830
University of Connecticut, GO	5.00	2/15/2025	1,000,000	1,007,660
University of Connecticut, Special Obligation Student Fee Revenue Bonds	5.00	11/15/2024	5,000,000	5,450,900

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - 96.3% (continued)
University of Connecticut, Special Obligation Student Fee Revenue Bonds	5.25	11/15/2047	4,000,000	4,427,360
Waterbury, GO	5.00	11/15/2038	2,500,000	2,717,625
				197,869,008
U.S. Related - 2.4%
Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/2050	12,000,000	[b] 1,476,960
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Series 2007 CC	5.25	7/1/2034	1,500,000	1,668,465
Virgin Islands Port Authority, Marine Revenue Bonds	5.00	9/1/2044	2,000,000	1,785,000
				4,930,425
Total Investments (cost $203,404,013)			98.7%	202,799,433
Cash and Receivables (Net)			1.3%	2,583,885
Net Assets			100.0%	205,383,318

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities were valued at $6,643,155 or 3.23% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Education	21.1
Medical	19.0
Water	18.6
General Obligation	15.0
Special Tax	7.3
Utilities	5.9
Higher Education	4.4
Transportation	3.1
Pollution	1.6
Nursing Homes	1.2
General	.8
Tobacco Settlement	.7
98.7

† Based on net assets.

See notes to financial statements.

12

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	203,404,013	202,799,433
Interest receivable		2,808,772
Receivable for shares of Beneficial Interest subscribed		24,549
Prepaid expenses		29,432
		205,662,186
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		140,010
Cash overdraft due to Custodian		262
Payable for shares of Beneficial Interest redeemed		99,960
Trustees fees and expenses payable		2,587
Accrued expenses and other liabilities		36,049
		278,868
Net Assets ($)		205,383,318
Composition of Net Assets ($):
Paid-in capital		208,989,448
Total distributable earnings (loss)		(3,606,130)
Net Assets ($)		205,383,318

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	119,483,874	3,921,409	8,996,574	389,195	72,592,266
Shares Outstanding	10,618,188	348,996	799,497	34,598	6,452,277
Net Asset Value Per Share ($)	11.25	11.24	11.25	11.25	11.25

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	3,813,638
Expenses:
Management fee—Note 3(a)	599,577
Shareholder servicing costs—Note 3(c)	227,318
Professional fees	52,659
Registration fees	29,864
Distribution fees—Note 3(b)	15,815
Trustees’ fees and expenses—Note 3(d)	9,706
Custodian fees—Note 3(c)	5,977
Prospectus and shareholders’ reports	5,193
Loan commitment fees—Note 2	2,753
Miscellaneous	26,473
Total Expenses	975,335
Less—reduction in fees due to earnings credits—Note 3(c)	(4,110)
Net Expenses	971,225
Investment Income—Net	2,842,413
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	664,893
Net unrealized appreciation (depreciation) on investments	(2,363,018)
Net Realized and Unrealized Gain (Loss) on Investments	(1,698,125)
Net Increase in Net Assets Resulting from Operations	1,144,288

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a]
Operations ($):
Investment income—net	2,842,413	6,419,273
Net realized gain (loss) on investments	664,893	1,126,179
Net unrealized appreciation (depreciation) on investments	(2,363,018)	(7,543,854)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,144,288	1,598
Distributions ($):
Distributions to shareholders:
Class A	(1,605,055)	(3,607,700)
Class C	(36,680)	(146,628)
Class I	(127,389)	(335,706)
Class Y	(5,956)	(19,811)
Class Z	(1,067,066)	(2,347,352)
Total Distributions	(2,842,146)	(6,457,197)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	882,906	6,803,165
Class C	5,287	100,729
Class I	1,312,223	3,338,821
Class Z	284,058	917,766
Distributions reinvested:
Class A	1,250,703	2,790,138
Class C	29,165	118,550
Class I	122,791	297,977
Class Z	793,799	1,778,386
Cost of shares redeemed:
Class A	(9,577,452)	(23,445,474)
Class C	(590,432)	(6,216,701)
Class I	(1,997,890)	(6,264,066)
Class Y	(44,457)	(361,970)
Class Z	(6,156,456)	(8,874,952)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(13,685,755)	(29,017,631)
Total Increase (Decrease) in Net Assets	(15,383,613)	(35,473,230)
Net Assets ($):
Beginning of Period	220,766,931	256,240,161
End of Period	205,383,318	220,766,931

16

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a]
Capital Share Transactions (Shares):
Class Ab,c
Shares sold	77,291	583,553
Shares issued for distributions reinvested	109,585	240,055
Shares redeemed	(839,247)	(2,014,460)
Net Increase (Decrease) in Shares Outstanding	(652,371)	(1,190,852)
Class Cb,c
Shares sold	463	8,640
Shares issued for distributions reinvested	2,559	10,183
Shares redeemed	(51,706)	(534,836)
Net Increase (Decrease) in Shares Outstanding	(48,684)	(516,013)
Class Ic
Shares sold	115,059	287,868
Shares issued for distributions reinvested	10,760	25,621
Shares redeemed	(174,695)	(540,176)
Net Increase (Decrease) in Shares Outstanding	(48,876)	(226,687)
Class Yc
Shares redeemed	(3,880)	(31,185)
Net Increase (Decrease) in Shares Outstanding	(3,880)	(31,185)
Class Z
Shares sold	24,965	79,288
Shares issued for distributions reinvested	69,570	153,038
Shares redeemed	(539,945)	(759,908)
Net Increase (Decrease) in Shares Outstanding	(445,410)	(527,582)

[a]

Distributions to shareholders include only distributions from net investment income. Undistributed investment income-net was $0 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b]

During the period ended October 31, 2018, 726 Class C shares representing $8,238 were automatically converted to 725 Class A shares. During the period ended April 30, 2018, 57,810 Class C shares representing $673,904 were automatically converted to 57,747 Class A shares.

[c]

During the period ended April 30, 2018, 14,609 Class A shares representing $171,072 were exchanged for 14,609 Class I shares, 7,671 Class C shares representing $90,633 were exchanged for 7,661 Class A shares and 22,564 Class Y shares representing $261,971 were exchanged for 22,564 Class I shares.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended October 31, 2018			Year Ended April 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.35	11.68	12.10	11.88	11.67	12.39
Investment Operations:
Investment income—net[a]	.15	.30	.32	.34	.34	.37
Net realized and unrealized gain (loss) on investments	(.10)	(.32)	(.42)	.21	.21	(.72)
Total from Investment Operations	.05	(.02)	(.10)	.55	.55	(.35)
Distributions:
Dividends from investment income—net	(.15)	(.31)	(.32)	(.33)	(.34)	(.37)
Dividends from net realized gain on investments	-	-	-	-	-	(.00)[b]
Total Distributions	(.15)	(.31)	(.32)	(.33)	(.34)	(.37)
Net asset value, end of period	11.25	11.35	11.68	12.10	11.88	11.67
Total Return (%)[c]	.39[d]	(.24)	(.87)	4.75	4.72	(2.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[e]	.94	.93	.91	.92	.90
Ratio of net expenses to average net assets	.96[e]	.94	.93	.91	.92	.90
Ratio of net investment income to average net assets	2.53[e]	2.61	2.66	2.82	2.83	3.21
Portfolio Turnover Rate	1.79[d]	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	119,484	127,921	145,523	167,984	173,909	188,117

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

18

Six Months Ended October 31, 2018		Year Ended April 30,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.33	11.66	12.08	11.86	11.66	12.37
Investment Operations:
Investment income—net[a]	.10	.21	.23	.24	.25	.28
Net realized and unrealized gain (loss) on investments	(.09)	(.33)	(.43)	.22	.20	(.71)
Total from Investment Operations	.01	(.12)	(.20)	.46	.45	(.43)
Distributions:
Dividends from investment income—net	(.10)	(.21)	(.22)	(.24)	(.25)	(.28)
Dividends from net realized gain on investments	-	-	-	-	-	(.00)[b]
Total Distributions	(.10)	(.21)	(.22)	(.24)	(.25)	(.28)
Net asset value, end of period	11.24	11.33	11.66	12.08	11.86	11.66
Total Return (%)[c]	.08[d]	(1.02)	(1.63)	3.96	3.84	(3.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.75[e]	1.71	1.69	1.68	1.68	1.67
Ratio of net expenses to average net assets	1.75[e]	1.70	1.69	1.68	1.68	1.67
Ratio of net investment income to average net assets	1.74[e]	1.82	1.89	2.06	2.07	2.43
Portfolio Turnover Rate	1.79[d]	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	3,921	4,507	10,653	11,919	11,361	10,920

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended October 31, 2018			Year Ended April 30,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.35	11.68	12.10	11.88	11.67	12.39
Investment Operations:
Investment income—net[a]	.16	.33	.34	.36	.36	.40
Net realized and unrealized gain (loss) on investments	(.10)	(.33)	(.42)	.22	.22	(.72)
Total from Investment Operations	.06	.00[b]	(.08)	.58	.58	(.32)
Distributions:
Dividends from investment income—net	(.16)	(.33)	(.34)	(.36)	(.37)	(.40)
Dividends from net realized gain on investments	-	-	-	-	-	(.00)[b]
Total Distributions	(.16)	(.33)	(.34)	(.36)	(.37)	(.40)
Net asset value, end of period	11.25	11.35	11.68	12.10	11.88	11.67
Total Return (%)	.51[c]	.00[d]	(.64)	5.01	4.97	(2.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[e]	.70	.69	.67	.67	.65
Ratio of net expenses to average net assets	.72[e]	.70	.69	.67	.67	.65
Ratio of net investment income to average net assets	2.76[e]	2.84	2.90	3.06	3.08	3.45
Portfolio Turnover Rate	1.79[c]	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	8,997	9,629	12,555	9,794	7,408	8,004

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amount represents less than .01% per share.

e Annualized.

See notes to financial statements.

20

Six Months Ended October 31, 2018	Year Ended April 30,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.35	11.68	12.10	11.88	11.68	11.15
Investment Operations:
Investment income—net[b]	.16	.34	.34	.37	.39	.26
Net realized and unrealized gain (loss) on investments	(.10)	(.33)	(.41)	.22	.18	.53
Total from Investment Operations	.06	.01	(.07)	.59	.57	.79
Distributions:
Dividends from investment income—net	(.16)	(.34)	(.35)	(.37)	(.37)	(.26)
Net asset value, end of period	11.25	11.35	11.68	12.10	11.88	11.68
Total Return (%)	.52[c]	.03	(.60)	5.04	4.89	7.16[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[d]	.66	.65	.64	.65	.63[d]
Ratio of net expenses to average net assets	.70[d]	.66	.65	.64	.65	.63[d]
Ratio of net investment income to average net assets	2.79[d]	2.87	2.93	3.11	3.07	3.45[d]
Portfolio Turnover Rate	1.79[c]	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	389	437	813	1,614	2,506	1

a From September 3, 2013 (commencement of initial offering) to April 30, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended October 31, 2018			Year Ended April 30,
Class Z Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.35	11.68	12.10	11.87	11.67	12.39
Investment Operations:
Investment income—net[a]	.16	.33	.34	.36	.36	.40
Net realized and unrealized gain (loss) on investments	(.10)	(.33)	(.42)	.23	.20	(.72)
Total from Investment Operations	.06	.00	(.08)	.59	.56	(.32)
Distributions:
Dividends from investment income—net	(.16)	(.33)	(.34)	(.36)	(.36)	(.40)
Dividends from net realized gain on investments	-	-	-	-	-	(.00)[b]
Total Distributions	(.16)	(.33)	(.34)	(.36)	(.36)	(.40)
Net asset value, end of period	11.25	11.35	11.68	12.10	11.87	11.67
Total Return (%)	51[c]	.07	(.74)	5.05	4.85	(2.50)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[d]	.70	.71	.71	.70	.69
Ratio of net expenses to average net assets	.76[d]	.70	.71	.71	.70	.69
Ratio of net investment income to average net assets	2.76[d]	2.83	2.88	3.03	3.04	3.43
Portfolio Turnover Rate	1.79[c]	10.71	9.93	9.75	8.44	9.50
Net Assets, end of period ($ x 1,000)	72,592	78,274	86,696	94,240	99,626	100,654

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Connecticut Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of

24

Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	202,799,433	-	202,799,433

† See Statement of Investments for additional detailed categorizations.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $3,666,710 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2018. The fund has $2,359,815 of short-term capital losses and $1,306,895 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2018 was as follows: tax-exempt income $6,453,277. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2018, the fund did not borrow under the Facilities.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2018, the Distributor retained $216 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2018, Class C shares were charged $15,815 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2018, Class A and Class C shares were charged $158,531 and $5,272, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2018, Class Z shares were charged $20,982 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

28

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2018, the fund was charged $24,310 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2018, the fund was charged $5,977 pursuant to the custody agreement. These fees were partially offset by earnings credits of $4,108.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2018, the fund was charged $1,008 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credit of $2.

During the period ended October 31, 2018, the fund was charged $6,346 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $96,857, Distribution Plan fees $2,503, Shareholder Services Plan fees $26,403, custodian fees $1,935, Chief Compliance Officer fees $4,193 and transfer agency fees $8,119.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2018, amounted to $3,810,687 and $16,745,218, respectively.

At October 31, 2018, accumulated net unrealized depreciation on investments was $604,580, consisting of $3,477,257 gross unrealized appreciation and $4,081,837 gross unrealized depreciation.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 31, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the three- and four-year periods, and below the Performance Group median for the one-, two-, five-, and ten-year periods and below the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for nine of the ten one-year periods ended June 30 and below the Performance Universe median for six of the ten one-year periods ended June 30. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be

32

realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board expressed concern about the fund’s relative performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0064SA1018

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

SEMIANNUAL REPORT October 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the six-month period from May 1, 2018 through October 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The pattern of synchronized growth that characterized the global economy during 2017 gave way early in 2018 to a more uneven performance. While the U.S. economy remained strong, and Japan rebounded from a weak first quarter, growth in Europe slowed. Overall, global economic activity moderated as the reporting period progressed.

In this environment, returns in global equities markets were flat to down. U.S. stocks eked out modest gains, declining from highs set earlier in the reporting period despite trade tensions and rising interest rates. Earnings remained robust as corporations continued to benefit from the corporate tax cut enacted last year. Growth stocks outpaced value stocks, and large caps edged out small caps. In contrast to the U.S. market, stocks in other developed markets experienced greater declines, while in emerging markets equities continued to reflect economic fragility and the currency crises in Turkey and Argentina.

In fixed income, performance was generally muted. Rising short-term interest rates led to returns that were largely flat to down in most segments. The yield on the 10-year Treasury surged as U.S. growth remained strong and employment data continued to improve, but concerns about trade tensions and the global economy kept the yield from rising further.

We expect robust U.S. growth and healthy earnings to persist over the near term, but with the economic expansion now the second longest on record, we will continue to monitor the data for any signs of recession. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
November 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2018 through October 31, 2018, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2018, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of -0.09%, Class C shares returned -0.55%, and Class Z shares returned 0.04%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Massachusetts, achieved a total return of 0.46% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund underperformed the Index, in part due to its allocation to bonds with longer maturities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics and Interest-Rate Volatility Drove Municipal Bonds

Market weakness abated early in the reporting period as municipal bonds rebounded, supported by strong seasonal reinvestment demand and very manageable new-issue supply levels. Demand from individuals was strong as personal income tax rates remained relatively high, making tax-exempt bonds a relatively attractive shelter from taxes. Also, newly imposed tax-reform restrictions on state and local tax deductions provided a catalyst for individual demand for tax-exempt bonds. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies as these companies perceive less of a need to seek out tax-advantaged

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

investments in the wake of lower tax rates. Strong credit fundamental quality reflecting the positive impact of a growing economy on tax revenues also appealed to investors.

Inflationary pressures grew during the reporting period. In late August 2018, rates rose across the curve and volatility reentered the picture, creating a headwind for many areas of the fixed income market, particularly higher-duration securities. In September 2018, technical factors offered less support for the municipal bond market as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. The U.S. Federal Reserve (the “Fed”) raised interest rates twice during the reporting period. In October 2018, the yield curve shifted upward on the back of continued economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets.

Massachusetts has a solid credit profile and the outlook is stable. The economy is diverse with strong economic contributions from higher education, health care, and financial services companies. The unemployment rate is lower than the national average and the median income is significantly higher. The commonwealth has balanced its budgets and increased its reserves. However, the state does have a heavy debt load as a percentage of personal income and the pension funding ratio is lower than the national average.

Long-Maturity Bonds Constrain Fund Results

The fund’s relative performance was constrained by exposure to the longer end of the maturity spectrum. In particular, an overweight to bonds with a 30-year maturity underperformed short maturity securities. In addition, an allocation to essential service revenue bonds also weighed on performance. These bonds tend to be higher quality in nature and did not participate in some of the appreciation that benefited other sectors during the period. Among these were special tax bonds, high-quality health care bonds, as well as water and sewer bonds. Credits from the education sector also underperformed.

Conversely, performance was bolstered by the fund’s security selection. Issues that underperformed in prior periods rebounded and drove results. In particular, insured Puerto Rico transportation bonds, Virgin Island Port Authority bonds, and housing bonds recovered. In addition, an overweight to revenue bonds benefited results.

Investment Posture Heading Into 2019

We expect interest rates to continue to rise next year. As we approach the conclusion of 2018, we expect the supply-and-demand dynamics to somewhat support the price of municipal bonds due to the investment of semiannual-coupon payments. Higher interest rates could also foster more retail demand. Furthermore, municipal bonds are relatively attractive compared to Treasuries on a yield ratio basis, which should also provide price support going forward. These demand factors should mitigate the effects of declining institutional demand from banks and property and casualty companies.

Given this environment, we will expect to maintain the fund’s average duration close to the benchmark and seek opportunities in attractive segments of the yield curve. We expect to

4

emphasize revenue bonds that provide attractive incremental yield with the potential of either price appreciation or spread tightening. We will also attempt to capitalize on periods of volatility and spread tightening to strategically add to our A and BBB rated bonds.

November 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018
	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.04	$9.60	$3.68
Ending value (after expenses)	$999.10	$994.50	$1,000.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018
	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.09	$9.70	$3.72
Ending value (after expenses)	$1,020.16	$1,015.58	$1,021.53

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.91% for Class C and .73% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8%
Massachusetts - 97.6%
Boston Housing Authority, Capital Program Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2024	1,895,000		1,899,813
Commonwealth of Massachusetts, GO	5.00	4/1/2047	3,250,000		3,570,255
Commonwealth of Massachusetts, GO (Insured; AMBAC)	5.50	8/1/2030	1,750,000		2,150,400
Commonwealth of Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/2023	1,000,000		1,133,620
Commonwealth of Massachusetts, GO, 3 Month LIBOR + .55%	2.12	11/1/2025	5,000,000	[a]	4,955,900
Commonwealth of Massachusetts, Special Obligation Dedicated Tax Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	5.50	1/1/2023	3,000,000		3,367,590
Commonwealth of Massachusetts, Transportation Fund Revenue Bonds (Rail Enhancement and Accelerated Bridge Programs)	5.00	6/1/2041	1,500,000		1,652,835
Commonwealth of Massachusetts Federal, Highway Grant Anticipation Note Revenue Bonds	5.00	6/15/2023	1,325,000		1,450,464
Martha's Vineyard Land Bank, Revenue Bonds (Green Bonds) (Insured; Build America Mutual Assurance Company)	5.00	5/1/2033	500,000		563,325
Massachusetts Bay Transportation Authority, GO (General Transportation System)	7.00	3/1/2021	395,000		418,633
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds	5.00	7/1/2040	2,000,000		2,200,560
Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	5.50	7/1/2027	3,000,000		3,637,200
Massachusetts Clean Energy Cooperative Corporation, Massachusetts Clean Energy Cooperative Revenue Bonds	5.00	7/1/2024	2,580,000		2,859,801

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Massachusetts - 97.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Issue)	5.00	7/1/2034	1,475,000	1,591,643
Massachusetts Development Finance Agency, Revenue Bonds (Berklee College of Music Issue)	5.00	10/1/2046	750,000	816,878
Massachusetts Development Finance Agency, Revenue Bonds (Berklee College of Music Issue)	5.00	10/1/2031	1,000,000	1,066,040
Massachusetts Development Finance Agency, Revenue Bonds (Boston College Issue)	5.00	7/1/2042	1,000,000	1,107,280
Massachusetts Development Finance Agency, Revenue Bonds (Boston Medical Center Issue)	5.00	7/1/2037	1,000,000	1,061,330
Massachusetts Development Finance Agency, Revenue Bonds (Boston University Issue)	4.00	10/1/2046	2,000,000	1,993,260
Massachusetts Development Finance Agency, Revenue Bonds (Brandeis University Issue)	5.00	10/1/2029	1,475,000	1,513,763
Massachusetts Development Finance Agency, Revenue Bonds (Brandeis University Issue)	5.00	10/1/2026	1,250,000	1,283,425
Massachusetts Development Finance Agency, Revenue Bonds (CareGroup Issue)	5.00	7/1/2033	500,000	539,280
Massachusetts Development Finance Agency, Revenue Bonds (CareGroup Issue)	5.00	7/1/2037	1,500,000	1,600,125
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup)	5.00	7/1/2043	1,295,000	1,378,644
Massachusetts Development Finance Agency, Revenue Bonds (Children's Hospital Issue)	5.00	10/1/2033	4,000,000	4,414,520
Massachusetts Development Finance Agency, Revenue Bonds (College of the Holy Cross Issue)	5.00	9/1/2041	800,000	880,960

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Massachusetts - 97.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Issue)	5.00	12/1/2041	1,000,000		1,081,350
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Issue)	5.00	12/1/2046	2,000,000		2,145,440
Massachusetts Development Finance Agency, Revenue Bonds (Lahey Health System Obligated Group Issue)	5.00	8/15/2040	2,000,000		2,122,600
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)	5.13	11/15/2046	1,500,000		1,500,000
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities Issue)	6.50	11/15/2023	2,000,000	[b,c]	2,375,280
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System Issue)	5.00	7/1/2047	1,500,000		1,611,405
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System Issue)	5.00	7/1/2032	5,070,000		5,639,310
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System Issue)	5.00	7/1/2039	2,000,000		2,136,840
Massachusetts Development Finance Agency, Revenue Bonds (Partners HealthCare System Issue)	5.38	7/1/2020	1,500,000	[c]	1,578,105
Massachusetts Development Finance Agency, Revenue Bonds (Provident Commonwealth Education Resources Issue) (UMass Boston Student Housing Project)	5.00	10/1/2048	1,000,000		1,036,990
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates)	5.00	9/1/2045	1,500,000		1,544,475
Massachusetts Development Finance Agency, Revenue Bonds (South Shore Hospital Issue)	5.00	7/1/2041	1,000,000		1,060,650

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Massachusetts - 97.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Issue)	5.00	7/1/2030	1,000,000		1,035,980
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Issue)	6.00	7/1/2024	330,000		337,656
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.00	7/1/2036	755,000		813,800
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.00	7/1/2035	1,000,000		1,081,690
Massachusetts Development Finance Agency, Revenue Bonds (UMass Memorial Health Care Obligated Group Issue)	5.00	7/1/2046	1,000,000		1,051,900
Massachusetts Development Finance Agency, Revenue Bonds (WGBH Educational Foundation Issue)	5.00	1/1/2040	1,000,000		1,092,290
Massachusetts Development Finance Agency, Revenue Bonds (Whitehead Institute for Biomedical Research Issue)	5.00	6/1/2023	1,350,000		1,443,596
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,500,000	[b]	1,526,940
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2047	1,000,000	[b]	1,025,260
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute Inc.)	5.00	4/1/2037	1,000,000		1,122,120
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center Issue)	5.50	1/1/2022	595,000		632,997
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care Obligated Group) Series 2017 L	5.00	7/1/2031	1,000,000		1,099,450

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Massachusetts - 97.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care)	5.50	7/1/2031	25,000	26,555
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds (Issue I)	5.00	1/1/2025	1,500,000	1,665,840
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds (Issue K)	5.25	7/1/2029	1,300,000	1,367,925
Massachusetts Port Authority, Revenue Bonds	4.00	7/1/2046	2,500,000	2,458,750
Massachusetts Port Authority, Revenue Bonds	5.00	7/1/2025	1,500,000	1,699,395
Massachusetts Port Authority, Revenue Bonds	5.00	7/1/2045	1,000,000	1,071,830
Massachusetts Port Authority, Revenue Bonds	5.00	7/1/2035	2,055,000	2,303,079
Massachusetts Port Authority, Revenue Bonds	5.00	7/1/2027	5,475,000	5,731,285
Massachusetts Port Authority, Revenue Bonds	5.00	7/1/2025	1,500,000	1,638,720
Massachusetts Port Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,088,600
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds	5.00	8/15/2021	3,000,000	3,231,600
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds	5.00	8/15/2022	1,000,000	1,100,770
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds	5.00	8/15/2037	3,000,000	3,324,990
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds	5.00	10/15/2035	4,000,000	4,261,720
Massachusetts State College Building Authority, Project Revenue Bonds	5.00	5/1/2027	2,000,000	2,171,340

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Massachusetts - 97.6% (continued)
Massachusetts State College Building Authority, Project Revenue Bonds (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	5/1/2026	5,385,000	[d] 4,313,923
Massachusetts State College Building Authority, Project Revenue Bonds (Insured; XLCA)	5.50	5/1/2028	1,450,000	1,688,394
Massachusetts Transportation Trust Fund, Metropolitan Highway System Revenue Bonds	5.00	1/1/2027	4,000,000	4,116,680
Massachusetts Water Resources Authority, General Revenue Bonds	5.00	8/1/2025	2,000,000	2,141,780
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue Bonds	5.00	7/1/2024	1,320,000	1,409,773
Springfield Water and Sewer Commission, Revenue Bonds	5.00	4/15/2037	650,000	731,939
				132,748,556
U.S. Related - 2.2%
Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/2050	5,000,000	[d] 615,400
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/2033	1,000,000	1,113,030
Virgin Islands Port Authority, Marine Revenue Bonds	5.00	9/1/2044	1,500,000	1,338,750
				3,067,180
Total Investments (cost $134,793,261)			99.8%	135,815,736
Cash and Receivables (Net)			0.2%	236,242
Net Assets			100.0%	136,051,978

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities were valued at $4,927,480 or 3.62% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

12

Portfolio Summary (Unaudited) †	Value (%)
Transportation	22.9
Medical	22.6
Education	18.1
Special Tax	12.0
General Obligation	7.5
Prerefunded	6.1
Water	2.1
Utilities	2.1
Nursing Homes	1.9
Housing	1.9
Multifamily Housing	1.4
Development	.8
Tobacco Settlement	.4
99.8

† Based on net assets.

See notes to financial statements.

13

STATEMENT OF INVESTMENTS

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	134,793,261	135,815,736
Cash		280,440
Interest receivable		1,620,477
Receivable for shares of Beneficial Interest subscribed		11,355
Prepaid expenses		20,238
		137,748,246
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		81,093
Payable for investment securities purchased		1,500,000
Payable for shares of Beneficial Interest redeemed		40,444
Trustees fees and expenses payable		632
Accrued expenses		74,099
		1,696,268
Net Assets ($)		136,051,978
Composition of Net Assets ($):
Paid-in capital		135,821,068
Total distributable earnings (loss)		230,910
Net Assets ($)		136,051,978

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	23,367,230	316,599	112,368,149
Shares Outstanding	2,101,809	28,464	10,108,020
Net Asset Value Per Share ($)	11.12	11.12	11.12

See notes to financial statements.

15

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	2,468,085
Expenses:
Management fee—Note 3(a)	391,142
Shareholder servicing costs—Note 3(c)	59,591
Professional fees	55,136
Registration fees	21,699
Trustees’ fees and expenses—Note 3(d)	2,232
Prospectus and shareholders’ reports	2,007
Custodian fees—Note 3(c)	1,461
Distribution fees—Note 3(b)	1,397
Loan commitment fees—Note 2	997
Miscellaneous	22,669
Total Expenses	558,331
Less—reduction in fees due to earnings credits—Note 3(c)	(1,463)
Net Expenses	556,868
Investment Income—Net	1,911,217
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	351,969
Net unrealized appreciation (depreciation) on investments	(2,202,769)
Net Realized and Unrealized Gain (Loss) on Investments	(1,850,800)
Net Increase in Net Assets Resulting from Operations	60,417

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a]
Operations ($):
Investment income—net	1,911,217	3,989,978
Net realized gain (loss) on investments	351,969	564,086
Net unrealized appreciation (depreciation) on investments	(2,202,769)	(3,185,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,417	1,368,584
Distributions ($):
Distributions to shareholders:
Class A	(304,563)	(653,323)
Class C	(2,928)	(15,026)
Class Z	(1,603,588)	(3,345,040)
Total Distributions	(1,911,079)	(4,013,389)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	766,700	1,822,430
Class C	10,474	1,944
Class Z	1,462,829	2,995,270
Distributions reinvested:
Class A	237,635	504,045
Class C	2,195	9,440
Class Z	1,201,062	2,471,385
Cost of shares redeemed:
Class A	(1,887,931)	(3,786,061)
Class C	(58,197)	(1,113,673)
Class Z	(6,888,534)	(10,543,472)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,153,767)	(7,638,692)
Total Increase (Decrease) in Net Assets	(7,004,429)	(10,283,497)
Net Assets ($):
Beginning of Period	143,056,407	153,339,904
End of Period	136,051,978	143,056,407

17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	67,839	157,624
Shares issued for distributions reinvested	21,065	43,800
Shares redeemed	(167,304)	(328,888)
Net Increase (Decrease) in Shares Outstanding	(78,400)	(127,464)
Class Cb
Shares sold	924	168
Shares issued for distributions reinvested	194	817
Shares redeemed	(5,227)	(96,550)
Net Increase (Decrease) in Shares Outstanding	(4,109)	(95,565)
Class Z
Shares sold	129,486	259,136
Shares issued for distributions reinvested	106,446	214,798
Shares redeemed	(610,369)	(915,949)
Net Increase (Decrease) in Shares Outstanding	(374,437)	(442,015)

[a] Distributions to shareholders include only distributions from net investment income. Undistributed investment income-net was $0 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b] During the period ended April 30, 2018, 853 Class C shares representing $9,878 were automatically converted to 854 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended October 31, 2018			Year Ended April 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.27	11.48	11.94	11.69	11.49	12.11
Investment Operations:
Investment income—net[a]	.14	.29	.29	.31	.31	.35
Net realized and unrealized gain (loss) on investments	(.15)	(.21)	(.46)	.25	.20	(.60)
Total from Investment Operations	(.01)	.08	(.17)	.56	.51	(.25)
Distributions:
Dividends from investment income—net	(.14)	(.29)	(.29)	(.31)	(.31)	(.35)
Dividends from net realized gain on investments	—	—	(.00)[b]	—	—	(.02)
Total Distributions	(.14)	(.29)	(.29)	(.31)	(.31)	(.37)
Net asset value, end of period	11.12	11.27	11.48	11.94	11.69	11.49
Total Return (%)[c]	(.09)[d]	.65	(1.40)	4.84	4.50	(1.96)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[e]	1.00	.96	.95	.95	.93
Ratio of net expenses to average net assets	1.00[e]	.99	.96	.95	.95	.93
Ratio of net investment income to average net assets	2.49[e]	2.47	2.48	2.64	2.69	3.07
Portfolio Turnover Rate	2.92[d]	10.68	11.70	12.60	8.90	9.72
Net Assets, end of period ($ x 1,000)	23,367	24,569	26,487	34,121	35,090	34,082

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended October 31, 2018			Year Ended April 30,
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.27	11.49	11.95	11.70	11.50	12.12
Investment Operations:
Investment income—net[a]	.09	.19	.20	.22	.24	.26
Net realized and unrealized gain (loss) on investments	(.15)	(.22)	(.46)	.24	.18	(.60)
Total from Investment Operations	(.06)	(.03)	(.26)	.46	.42	(.34)
Distributions:
Dividends from investment income—net	(.09)	(.19)	(.20)	(.21)	(.22)	(.26)
Dividends from net realized gain on investments	—	—	(.00)[b]	—	—	(.02)
Total Distributions	(.09)	(.19)	(.20)	(.21)	(.22)	(.28)
Net asset value, end of period	11.12	11.27	11.49	11.95	11.70	11.50
Total Return (%)[c]	(.55)[d]	(.22)	(2.27)	4.01	3.70	(2.71)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.91[e]	1.81	1.76	1.75	1.71	1.70
Ratio of net expenses to average net assets	1.91[e]	1.80	1.76	1.75	1.71	1.70
Ratio of net investment income to average net assets	1.57[e]	1.63	1.69	1.84	2.00	2.31
Portfolio Turnover Rate	2.92[d]	10.68	11.70	12.60	8.90	9.72
Net Assets, end of period ($ x 1,000)	317	367	1,472	1,478	1,752	3,134

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

20

Six Months Ended October 31, 2018			Year Ended April 30,
Class Z Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	11.27	11.48	11.94	11.69	11.49	12.11
Investment Operations:
Investment income—net[a]	.16	.31	.32	.33	.34	.37
Net realized and unrealized gain (loss) on investments	(.15)	(.21)	(.46)	.25	.20	(.60)
Total from Investment Operations	.01	.10	(.14)	.58	.54	(.23)
Distributions:
Dividends from investment income—net	(.16)	(.31)	(.32)	(.33)	(.34)	(.37)
Dividends from net realized gain on investments	—	—	(.00)[b]	—	—	(.02)
Total Distributions	(.16)	(.31)	(.32)	(.33)	(.34)	(.39)
Net asset value, end of period	11.12	11.27	11.48	11.94	11.69	11.49
Total Return (%)	.04[c]	.95	(1.26)	5.07	4.74	(1.76)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.78	.73	.73	.72	.73
Ratio of net expenses to average net assets	.73[d]	.77	.72	.73	.72	.73
Ratio of net investment income to average net assets	2.73[d]	2.69	2.72	2.85	2.92	3.28
Portfolio Turnover Rate	2.92[c]	10.68	11.70	12.60	8.90	9.72
Net Assets, end of period ($ x 1,000)	112,368	118,120	125,381	143,453	144,065	147,836

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

22

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	135,815,736	-	135,815,736

† See Statement of Investments for additional detailed categorizations.

At October 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

24

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $1,143,672 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2018. The fund has $755,136 of short-term capital losses and $388,536 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2018 was as follows: tax-exempt income $4,013,389. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2018, the fund did not borrow under the Facilities.

26

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2018, the Distributor retained $149 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2018, Class C shares were charged $1,397 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2018, Class A and Class C shares were charged $30,595 and $466, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2018, Class Z shares were charged $667 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2018, the fund was charged $17,743 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2018, the fund was charged $1,461 pursuant to the custody agreement. These fees were offset by earnings credits of $1,461.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2018, the fund was charged $787 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

During the period ended October 31, 2018, the fund was charged $6,346 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $63,909, Distribution Plan fees $227, Shareholder Services Plan fees $5,173, custodian fees $1,801, Chief Compliance Officer fees $4,193 and transfer agency fees $5,790.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2018, amounted to $4,059,915 and $7,326,484, respectively.

At October 31, 2018, accumulated net unrealized appreciation on investments was $1,022,475, consisting of $3,497,073 gross unrealized appreciation and $2,474,598 gross unrealized depreciation.

28

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 31, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies

30

that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group for all ten one-year periods ended June 30 and below the Performance Universe medians for eight of the ten one-year periods ended June 30. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in three of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board expressed concern about the fund’s relative performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

32

Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

33

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park AvenueNew York, NY 10166

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 0063SA1018

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the six-month period from May 1, 2018 through October 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The pattern of synchronized growth that characterized the global economy during 2017 gave way early in 2018 to a more uneven performance. While the U.S. economy remained strong, and Japan rebounded from a weak first quarter, growth in Europe slowed. Overall, global economic activity moderated as the reporting period progressed.

In this environment, returns in global equities markets were flat to down. U.S. stocks eked out modest gains, declining from highs set earlier in the reporting period despite trade tensions and rising interest rates. Earnings remained robust as corporations continued to benefit from the corporate tax cut enacted last year. Growth stocks outpaced value stocks, and large caps edged out small caps. In contrast to the U.S. market, stocks in other developed markets experienced greater declines, while in emerging markets equities continued to reflect economic fragility and the currency crises in Turkey and Argentina.

In fixed income, performance was generally muted. Rising short-term interest rates led to returns that were largely flat to down in most segments. The yield on the 10-year Treasury surged as U.S. growth remained strong and employment data continued to improve, but concerns about trade tensions and the global economy kept the yield from rising further.

We expect robust U.S. growth and healthy earnings to persist over the near term, but with the economic expansion now the second longest on record, we will continue to monitor the data for any signs of recession. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
November 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2018 through October 31, 2018, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2018, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 0.07%, Class C shares returned -0.28%, and Class Z shares returned 0.23%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 0.46% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund underperformed the Index, in part due to its allocation to bonds with maturities of 20 years or more.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics and Interest-Rate Volatility Drove Municipal Bonds

Market weakness abated early in the reporting period as municipal bonds rebounded, supported by strong seasonal reinvestment demand and very manageable new-issue supply levels. Demand from individuals was strong as personal income tax rates remained relatively high, making tax-exempt bonds a relatively attractive shelter from taxes. Also, newly imposed tax-reform restrictions on state and local tax deductions provided a catalyst for individual demand for tax-exempt bonds. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as these companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. Strong fundamental credit quality, reflecting the positive impact of a growing economy on tax revenues, also appealed to investors.

Inflationary pressures grew during the period. In late August 2018, rates rose across the curve and volatility reentered the picture, creating a headwind for many areas of the fixed income market, particularly higher-duration securities. In September 2018, technical factors offered less support for the municipal bond market as coupon and maturity reinvestment trended lower in keeping with typical seasonal patterns. Fundamentally, growing investor concern over tightening employment markets and increasing inflation weighed on the market. The U.S. Federal Reserve (the “Fed”) raised interest rates twice during the period. In October 2018, the yield curve shifted upward on the back of continued

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

economic strength, and volatility continued to increase as midterm elections and trade concerns caused uncertainty within the markets.

During the period under review, Pennsylvania continued to exhibit a broad and diverse economy and diversified revenue sources among personal income, corporate income and sales taxes. When balancing its budget, though, the commonwealth has continued to rely on non-recurring revenues. Weak pension funding status also represents a long-term credit challenge for Pennsylvania.

Long-Maturity Bonds Constrain Fund Results

An overweight to revenue bonds was additive to fund performance. In particular, income-oriented sectors, such as airport and hospital health care bonds, outperformed. Insured Puerto Rico bonds were also a strong performer during the period, rebounding from difficulties earlier in the calendar year. From a credit-rating standpoint, an emphasis on BBB rated debt provided favorable results. A rated debt also performed well. These rating groups continue to be supported as investors favor lower-quality, higher-yielding securities.

The fund’s relative performance was constrained by exposure to the longer end of the maturity spectrum. In particular, bonds with maturities of over 20 years underperformed short-maturity securities. Fund duration approximated that of the benchmark at the beginning of the period and was purposefully shortened throughout the period. Also detracting from relative performance was an allocation to essential service revenue bonds and special tax revenue bonds. These bonds tend to be higher-quality in nature and did not participate in some of the credit spread tightening that benefited other sectors during the period. Credits from the education sector also underperformed.

Investment Posture Heading Into 2019

We expect interest rates to continue to rise next year. As we approach the conclusion of 2018, we expect the supply-and-demand dynamics to somewhat support the price of municipal bonds due to the investment of semiannual coupon payments. Higher interest rates could also foster more retail demand. Furthermore, municipal bonds are relatively attractive compared to Treasuries on a yield-ratio basis, which should also provide price support going forward. These demand factors should mitigate the effects of declining institutional demand from banks and property and casualty companies.

Given this environment, we expect to maintain the fund’s average duration close to the benchmark and to seek opportunities in attractive segments of the yield curve. We expect to emphasize revenue bonds that provide attractive incremental yield with the potential of either price appreciation or spread tightening. We will also attempt to capitalize on any periods of volatility and spread tightening to strategically add to our A and BBB rated bonds.

November 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2018 to October 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2018
	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.04	$9.06	$4.04
Ending value (after expenses)	$1,000.70	$997.20	$1,002.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2018
	Class A	Class C	Class Z
Expenses paid per $1,000†	$5.09	$9.15	$4.08
Ending value (after expenses)	$1,020.16	$1,016.13	$1,021.17

†  Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.80% for Class C and .80% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

October 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1%
Pennsylvania - 97.2%
Adams County Industrial Development Authority, Revenue Bonds (Gettysburg College)	5.00	8/15/2025	1,000,000		1,044,440
Allegheny County, GO	5.00	12/1/2031	1,040,000		1,152,975
Allegheny County, GO	5.00	12/1/2034	1,000,000		1,100,460
Allegheny County, GO	5.00	12/1/2034	3,000,000		3,240,720
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Series 2018 A	5.00	4/1/2031	2,000,000		2,200,020
Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,040,720
Allentown Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (City Control Project)	5.00	5/1/2033	500,000	[a]	532,270
Beaver County Hospital Authority, Revenue Bonds (Heritage Valley Health System, Inc.)	5.00	5/15/2028	1,575,000		1,662,806
Berks County Industrial Development Authority, Healthcare Facilities Revenue Bonds (The Highlands at Wyomissing)	5.00	5/15/2047	600,000		625,380
Berks County Industrial Development Authority, Healthcare Facilities Revenue Bonds (The Highlands at Wyomissing)	5.00	5/15/2042	500,000		522,960
Berks County Industrial Development Authority, Healthcare Facilities Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2043	500,000		525,875
Berks County Industrial Development Authority, Healthcare Facilities Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2038	415,000		437,995
Bethlehem Authority, Guaranteed Water Revenue Bonds (Insured; Build America Mutual Assurance Company)	5.00	11/15/2031	2,000,000		2,158,860

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Pennsylvania - 97.2% (continued)
Boyertown Area School District, GO	5.00	10/1/2037	2,050,000		2,211,233
Bucks County Water and Sewer Authority, Sewer System Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2037	500,000		551,975
Canonsburg-Houston Joint Authority, Sewer Revenue Bonds	5.00	12/1/2040	2,000,000		2,147,700
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/2041	750,000		804,623
Charleroi Area School Authority, School Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/2020	2,000,000	b	1,896,000
Clairton Municipal Authority, Sewer Revenue Bonds	5.00	12/1/2037	2,000,000		2,101,440
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2034	1,000,000		1,097,270
Cumberland County Municipal Authority, Revenue Bonds (Diakon Lutheran Social Ministries Project)	5.00	1/1/2038	1,000,000		1,051,870
Dauphin County General Authority, Health System Revenue Bonds (Pinnacle Health System Project)	5.00	6/1/2042	3,030,000		3,210,952
Delaware County Authority, Revenue Bonds (Cabrini University)	5.00	7/1/2042	1,000,000		1,040,580
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	2,170,000		2,388,649
Delaware River Joint Toll Bridge Commission, Bridge System Revenue Bonds	5.00	7/1/2032	1,000,000		1,136,840
Delaware River Port Authority, Revenue Bonds	5.00	1/1/2037	3,000,000		3,268,440
Delaware River Port Authority, Revenue Bonds	5.00	1/1/2030	1,250,000		1,284,562
Delaware Valley Regional Finance Authority, Revenue Bonds (Insured; CNTY Gtd.) Series 2018 B, MUNIPSA + .42%	2.02	9/1/2022	2,000,000	[c]	2,000,540
East Hempfield Township Industrial Development Authority, Revenue Bonds (Willow Valley Communities Project)	5.00	12/1/2039	600,000		637,422

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Pennsylvania - 97.2% (continued)
Franklin County Industrial Development Authority, Healthcare Facilities Revenue Bonds (Menno-Haven Inc Obligated Group)	5.00	12/1/2048	1,000,000	1,008,630
Geisinger Authority, Health System Revenue Bonds (Geisinger Health System)	5.00	6/1/2041	2,500,000	2,684,600
Lancaster County Hospital Authority, Health Center Revenue Bonds (Masonic Villages Project)	5.00	11/1/2035	1,000,000	1,066,140
Lancaster County Hospital Authority, Health System Revenue Bonds (University of Pennsylvania Health System)	5.00	8/15/2042	1,800,000	1,974,816
Lancaster County Hospital Authority, Revenue Bonds (Brethren Village Project)	5.13	7/1/2037	1,000,000	1,035,660
Montgomery County Higher Education & Health Authority, Revenue Bonds (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	1,063,730
Montgomery County Industrial Development Authority, Health System Revenue Bonds (Jefferson Health System)	5.00	10/1/2041	2,000,000	2,116,820
Montgomery County Industrial Development Authority, Retirement Community Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/2036	3,200,000	3,411,232
Pennsylvania, CP, Refunding, Ser. A	5.00	7/1/2034	1,000,000	1,091,120
Pennsylvania, GO	5.00	10/15/2029	3,000,000	3,278,520
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds (Philadelphia Biosolids Facility Project)	6.25	1/1/2032	1,000,000	1,033,360
Pennsylvania Higher Educational Facilities Authority, Health System Revenue Bonds (University of Pennsylvania)	5.00	8/15/2040	1,500,000	1,634,790
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Drexel University)	5.00	5/1/2035	1,750,000	1,898,960

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Pennsylvania - 97.2% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Thomas Jefferson University)	5.00	9/1/2045	1,500,000	1,619,625
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Thomas Jefferson University)	5.00	9/1/2030	1,170,000	1,291,891
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (University of the Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,102,820
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000	1,081,220
Pennsylvania Housing Finance Agency, Capital Fund Securitization Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2025	1,210,000	1,213,315
Pennsylvania Turnpike Commission, Motor License Fund-Enchanced Turnpike Subordinate Special Revenue Bonds	5.00	12/1/2036	3,000,000	3,265,800
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Series 2018 B	5.25	12/1/2048	1,000,000	1,117,790
Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Revenue Bonds	5.00	12/1/2032	3,000,000	3,374,940
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/2036	1,605,000	1,747,428
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/2042	1,000,000	1,062,810
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds	5.00	12/1/2043	2,500,000	2,679,100
Philadelphia, Airport Revenue Bonds	5.00	6/15/2035	2,000,000	2,169,660
Philadelphia, Gas Works Revenue Bonds	5.00	8/1/2031	1,250,000	1,379,925
Philadelphia, Gas Works Revenue Bonds	5.00	8/1/2032	1,000,000	1,100,760
Philadelphia Airport, Revenue Bonds, Refunding	5.00	7/1/2047	1,500,000	1,603,170

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Pennsylvania - 97.2% (continued)
Philadelphia Authority for Industrial Development, Housing Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,250,000	1,317,000
Philadelphia Authority for Industrial Development, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/2042	3,000,000	3,235,650
Philadelphia Authority for Industrial Development, Revenue Bonds (Independence Charter School Project)	5.50	9/15/2037	1,700,000	1,700,374
Philadelphia Authority for Industrial Development, Revenue Bonds (Temple University)	5.00	4/1/2045	1,500,000	1,628,220
Philadelphia Authority for Industrial Development, Revenue Bonds (Thomas Jefferson University)	5.00	9/1/2047	1,000,000	1,074,600
Philadelphia Housing Authority, Capital Fund Program Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2021	1,685,000	1,689,836
Philadelphia School District, GO	5.00	9/1/2038	1,000,000	1,070,770
Philadelphia School District, GO	5.00	9/1/2043	1,000,000	1,069,650
Pittsburgh, GO (Insured; Build America Mutual Assurance Company)	5.00	9/1/2030	1,585,000	1,751,568
Pittsburgh Urban Redevelopment Authority, MFHR (West Park Court Project) (Collateralized; GNMA)	4.90	11/20/2047	1,165,000	1,165,617
Reading Area Water Authority, Water Revenue Bonds	5.00	12/1/2031	2,000,000	2,131,400
State Public School Building Authority, College Revenue Bonds (Montgomery County Community College)	5.00	5/1/2038	1,115,000	1,197,956
State Public School Building Authority, School Revenue Bonds (The School District of the City of Harrisburg Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2032	2,000,000	2,209,520
Susquehanna Area Regional Airport Authority, Systems Revenue Bonds	4.00	1/1/2033	1,300,000	1,273,753

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.1% (continued)
Pennsylvania - 97.2% (continued)
West Shore Area Authority, Revenue Bonds (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.00	1/1/2026	995,000	1,076,640
Westmoreland County Industrial Development Authority, Health System Revenue Bonds (Excela Health Project)	5.00	7/1/2025	1,000,000	1,036,310
Westmoreland County Municipal Authority, Municipal Service Revenue Bonds (Insured; Build America Mutual Assurance Company)	5.00	8/15/2042	1,000,000	1,076,710
Wilkes-Barre Finance Authority, Revenue Bonds (University of Scranton)	5.00	11/1/2034	1,000,000	1,096,280
York County, GO	5.00	6/1/2031	1,000,000	1,116,270
				120,102,333
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Highway Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Series 2007 CC	5.25	7/1/2034	1,000,000	1,112,310
Total Investments (cost $121,268,682)			98.1%	121,214,643
Cash and Receivables (Net)			1.9%	2,406,464
Net Assets			100.0%	123,621,107

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, these securities were valued at $1,572,990 or 1.27% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Transportation	20.3
Education	19.6
Medical	16.2
General Obligation	11.0
Nursing Homes	9.2
Water	7.4
Multifamily Housing	4.4
Utilities	3.7
School District	1.7
Special Tax	1.7
Facilities	1.6
General	1.3
98.1

† Based on net assets.

See notes to financial statements.

12

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	121,268,682	121,214,643
Cash		729,634
Interest receivable		1,869,353
Receivable for shares of Beneficial Interest subscribed		26,649
Prepaid expenses		12,869
		123,853,148
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		89,710
Payable for shares of Beneficial Interest redeemed		90,653
Trustees fees and expenses payable		400
Accrued expenses		51,278
		232,041
Net Assets ($)		123,621,107
Composition of Net Assets ($):
Paid-in capital		122,647,906
Total distributable earnings (loss)		973,201
Net Assets ($)		123,621,107

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	87,953,339	1,990,757	33,677,011
Shares Outstanding	5,623,748	127,237	2,153,807
Net Asset Value Per Share ($)	15.64	15.65	15.64

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	2,359,807
Expenses:
Management fee—Note 3(a)	355,908
Shareholder servicing costs—Note 3(c)	158,482
Professional fees	43,344
Registration fees	16,862
Distribution fees—Note 3(b)	8,570
Trustees’ fees and expenses—Note 3(d)	4,622
Prospectus and shareholders’ reports	3,567
Custodian fees—Note 3(c)	2,106
Loan commitment fees—Note 2	1,637
Miscellaneous	25,768
Total Expenses	620,866
Less—reduction in fees due to earnings credits—Note 3(c)	(2,106)
Net Expenses	618,760
Investment Income—Net	1,741,047
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	329,332
Net unrealized appreciation (depreciation) on investments	(1,888,255)
Net Realized and Unrealized Gain (Loss) on Investments	(1,558,923)
Net Increase in Net Assets Resulting from Operations	182,124

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018	[a]
Operations ($):
Investment income—net	1,741,047	3,749,006
Net realized gain (loss) on investments	329,332	1,708,332
Net unrealized appreciation (depreciation) on investments	(1,888,255)	(1,750,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	182,124	3,707,009
Distributions ($):
Distributions to shareholders:
Class A	(1,217,755)	(4,204,795)
Class C	(21,034)	(109,803)
Class Z	(502,548)	(1,782,235)
Total Distributions	(1,741,337)	(6,096,833)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,384,992	3,753,933
Class C	392	45,617
Class Z	778,781	1,892,275
Distributions reinvested:
Class A	1,043,248	3,646,266
Class C	20,285	104,248
Class Z	401,212	1,487,568
Cost of shares redeemed:
Class A	(6,328,956)	(12,912,360)
Class C	(518,895)	(2,063,776)
Class Z	(2,752,299)	(16,645,621)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,971,240)	(20,691,850)
Total Increase (Decrease) in Net Assets	(7,530,453)	(23,081,674)
Net Assets ($):
Beginning of Period	131,151,560	154,233,234
End of Period	123,621,107	131,151,560

16

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018	[a]
Capital Share Transactions (Shares):
Class Ab
Shares sold	87,071	230,657
Shares issued for distributions reinvested	65,758	224,710
Shares redeemed	(398,899)	(792,248)
Net Increase (Decrease) in Shares Outstanding	(246,070)	(336,881)
Class Cb
Shares sold	25	2,763
Shares issued for distributions reinvested	1,277	6,414
Shares redeemed	(32,565)	(125,805)
Net Increase (Decrease) in Shares Outstanding	(31,263)	(116,628)
Class Z
Shares sold	48,945	116,175
Shares issued for distributions reinvested	25,287	91,659
Shares redeemed	(173,598)	(1,024,163)
Net Increase (Decrease) in Shares Outstanding	(99,366)	(816,329)

[a]

Distributions to shareholders include $2,563,188 Class A, $63,199 Class C, and $1,140,881 Class Z of distributions from net investment income and $1,641,607 Class A, $46,604 Class C, and $641,354 Class Z distributions from net realized gains. Undistributed investment income—net was $0 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

[b]

During the period ended October 31, 2018, 1,471 Class C shares representing $23,342 were automatically converted to 1,472 Class A shares and during the period ended April 30, 2018, 9,688 Class C shares representing $160,057 were automatically converted to 9,695 Class A shares.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	October 31, 2018		Year Ended April 30,
(Unaudited)			2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	15.84		16.15	16.74	16.34	16.01	16.88
Investment Operations:
Investment income—net[a]	.21		.43	.47	.51	.51	.56
Net realized and unrealized gain (loss) on investments	(.20)		(.03)	(.50)	.40	.32	(.85)
Total from Investment Operations	.01		.40	(.03)	.91	.83	(.29)
Distributions:
Dividends from investment income—net	(.21)		(.43)	(.46)	(.51)	(.50)	(.56)
Dividends from net realized gain on investments	-		(.28)	(.10)	-	-	(.02)
Total Distributions	(.21)		(.71)	(.56)	(.51)	(.50)	(.58)
Net asset value, end of period	15.64		15.84	16.15	16.74	16.34	16.01
Total Return (%)[b]	.07	[c]	2.44	(.16)	5.66	5.26	(1.64)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	[d]	.98	.96	.95	.96	.93
Ratio of net expenses to average net assets	1.00	[d]	.98	.96	.95	.96	.93
Ratio of net investment income to average net assets	2.65	[d]	2.62	2.82	3.13	3.11	3.51
Portfolio Turnover Rate	5.07	[c]	15.24	20.97	12.49	29.84	9.57
Net Assets, end of period ($ x 1,000)	87,953		92,964	100,228	107,889	108,258	109,883

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

18

Six Months Ended
Class C Shares	October 31, 2018		Year Ended April 30,
(Unaudited)			2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	15.84		16.15	16.75	16.34	16.02	16.89
Investment Operations:
Investment income—net[a]	.15		.30	.34	.39	.39	.43
Net realized and unrealized gain (loss) on investments	(.19)		(.03)	(.51)	.40	.31	(.85)
Total from Investment Operations	(.04)		.27	(.17)	.79	.70	(.42)
Distributions:
Dividends from investment income—net	(.15)		(.30)	(.33)	(.38)	(.38)	(.43)
Dividends from net realized gain on investments	-		(.28)	(.10)	-	-	(.02)
Total Distributions	(.15)		(.58)	(.43)	(.38)	(.38)	(.45)
Net asset value, end of period	15.65		15.84	16.15	16.75	16.34	16.02
Total Return (%)[b]	(.28)	[c]	1.63	(.98)	4.93	4.41	(2.40)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80	[d]	1.76	1.73	1.72	1.71	1.71
Ratio of net expenses to average net assets	1.80	[d]	1.76	1.73	1.72	1.71	1.71
Ratio of net investment income to average net assets	1.84	[d]	1.83	2.05	2.36	2.36	2.73
Portfolio Turnover Rate	5.07	[c]	15.24	20.97	12.49	29.84	9.57
Net Assets, end of period ($ x 1,000)	1,991		2,511	4,445	4,913	4,660	4,414

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	October 31, 2018		Year Ended April 30,
(Unaudited)			2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	15.83		16.15	16.74	16.33	16.01	16.88
Investment Operations:
Investment income—net[a]	.23		.46	.50	.55	.54	.59
Net realized and unrealized gain (loss) on investments	(.19)		(.04)	(.49)	.40	.32	(.85)
Total from Investment Operations	.04		.42	.01	.95	.86	(.26)
Distributions:
Dividends from investment income—net	(.23)		(.46)	(.50)	(.54)	(.54)	(.59)
Dividends from net realized gain on investments	-		(.28)	(.10)	-	-	(.02)
Total Distributions	(.23)		(.74)	(.60)	(.54)	(.54)	(.61)
Net asset value, end of period	15.64		15.83	16.15	16.74	16.33	16.01
Total Return (%)	.23	[b]	2.66	.01	5.95	5.43	(1.43)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	[c]	.76	.73	.74	.73	.72
Ratio of net expenses to average net assets	.80	[c]	.76	.73	.74	.73	.72
Ratio of net investment income to average net assets	2.85	[c]	2.83	3.05	3.34	3.34	3.71
Portfolio Turnover Rate	5.07	[b]	15.24	20.97	12.49	29.84	9.57
Net Assets, end of period ($ x 1,000)	33,677		35,676	49,560	51,559	51,116	53,133

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are

22

readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	121,214,643	-	121,214,643

† See Statement of Investments for additional detailed categorizations.

At October 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2018 was as follows: tax-exempt income $3,767,268, ordinary income $314,873 and long-term capital gains $2,014,692. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2018, the Distributor retained $1,156 from commissions earned on sales of the fund’s Class A shares and $20 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2018, Class C shares were charged $8,570 pursuant to the Distribution Plan.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2018, Class A and Class C shares were charged $114,852 and $2,857, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2018, Class Z shares were charged $8,947 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2018, the fund was charged $15,486 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2018, the fund was charged $2,106 pursuant to the custody agreement. These fees were offset by earnings credits of $2,106.

26

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2018, the fund was charged $652 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2018, the fund was charged $6,346 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $58,197, Distribution Plan fees $1,270, Shareholder Services Plan fees $19,969, custodian fees $1,290, Chief Compliance Officer fees $4,193 and transfer agency fees $4,791.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2018, amounted to $6,424,380 and $12,270,310, respectively.

At October 31, 2018, accumulated net unrealized depreciation on investments was $54,039, consisting of $1,706,824 gross unrealized appreciation and $1,760,863 gross unrealized depreciation.

At October 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 31, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

28

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods except the five- and ten-year periods, when it was below the median, and was above the Performance Universe median for all periods, except the five-year period when it was slightly below the median. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended June 30 and was below the Performance Universe median for nine of the ten one-year periods ended June 30. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the benchmark index in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including

30

information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

31

NOTES

32

NOTES

33

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0058SA1018

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 2, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 2, 2019

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)